Personnel expenses (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel Expenses [Line Items]
Total personnel expenses	$ 19,958	$ 15,655	$ 15,080
Increase / (decrease) in personnel expenses	$ 4,303